Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net income (loss)	$ 2,273,000	$ (9,575,000)	$ 13,643,000	$ 10,303,000	$ (19,159,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for uncollectible Vacation Interest sales revenue	6,672,000	4,115,000	25,457,000	16,562,000	12,655,000
Amortization of capitalized financing costs and original issue discounts	1,874,000	1,506,000	6,293,000	6,138,000	2,521,000
Amortization of capitalized loan origination costs and portfolio discounts	(1,230,000)	(248,000)	(2,342,000)	(3,562,000)	(3,007,000)
Depreciation and amortization	6,254,000	3,805,000	18,857,000	13,966,000	11,939,000
Allocated Share-based Compensation Expense			3,321,000	0	0
Gains (Losses) on Extinguishment of Debt			0	0	1,081,000
Impairments and other write-offs	79,000	(11,000)	1,009,000	1,572,000	3,330,000
Gain on disposal of assets	(50,000)	(72,000)	(605,000)	(708,000)	(1,923,000)
Gain on bargain purchase from business combination	0	(51,000)	(20,610,000)	(14,329,000)	0
Deferred Income Tax Expense (Benefit)			13,010,000	8,568,000	0
Change in deferred income taxes			(13,010,000)	(8,567,000)	(377,000)
(Gain) loss on foreign currency exchange	61,000	(29,000)	113,000	(72,000)	42,000
Gain on mortgage repurchase	0	(11,000)	(27,000)	(196,000)	(191,000)
Unrealized gain on derivative instruments			0	(79,000)	(314,000)
Gain on insurance settlement	(2,203,000)	0	0	(3,535,000)	0
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(16,058,000)	(634,000)	(51,716,000)	(10,000)	12,190,000
Due from related parties, net	2,089,000	4,589,000	1,878,000	(6,267,000)	(5,776,000)
Other receivables, net	12,193,000	12,226,000	(7,756,000)	5,522,000	3,041,000
Prepaid expenses and other assets, net	(64,407,000)	(60,054,000)	(4,295,000)	(6,271,000)	(115,000)
Unsold Vacation Interests, net	13,210,000	1,454,000	(24,025,000)	(39,329,000)	10,308,000
Accounts payable	(1,884,000)	(220,000)	(502,000)	4,187,000	(3,224,000)
Due to related parties, net	35,552,000	50,472,000	23,021,000	23,965,000	5,255,000
Accrued liabilities	(3,051,000)	(5,533,000)	32,186,000	2,588,000	18,447,000
Income taxes payable (receivable)	1,089,000	435,000	(3,232,000)	(1,082,000)	4,632,000
Deferred revenues	15,415,000	18,537,000	22,258,000	1,372,000	8,632,000
Net cash provided by operating activities	10,338,000	20,701,000	24,600,000	9,292,000	66,001,000
Investing activities:
Property and equipment capital expenditures	(2,524,000)	(1,885,000)	(14,335,000)	(6,276,000)	(5,553,000)
Purchase of assets in connection acquisition, net cash acquired			0	0	(30,722,000)
Disbursement of Tempus Note Receivable			0	(3,493,000)	(3,005,000)
Proceeds from sale of assets	0	219,000	1,103,000	2,369,000	1,881,000
Net cash used in investing activities	(2,524,000)	(1,666,000)	(69,338,000)	(109,800,000)	(37,399,000)
Financing activities:
Changes in cash in escrow and restricted cash	(14,189,000)	(8,765,000)	(6,381,000)	(1,024,000)	10,526,000
Proceeds from issuance of Senior Secured Notes, net of original issue discount of $0, $0 and $10,570 respectively			0	0	414,430,000
Proceeds from issuance of securitization notes and Funding Facilities	127,680,000	30,607,000	119,807,000	206,817,000	54,100,000
Proceeds from issuance of notes payable	1,319,000	65,000	80,665,000	48,178,000	20,813,000
Payments on securitization notes and Funding Facilities	105,151,000	35,765,000	(114,701,000)	(138,910,000)	(90,226,000)
Payments on line of credit agreements			0	0	397,609,000
Payments on notes payable	(9,816,000)	(7,088,000)	(31,267,000)	(16,861,000)	(8,221,000)
Payments of debt issuance costs	(1,974,000)	(24,000)	(2,583,000)	(5,533,000)	(19,125,000)
Proceeds from issuance of common and preferred units			0	146,651,000	75,000,000
Repurchase of a portion of outstanding warrants			0	(16,598,000)	0
Payments for Repurchase of Common Stock			0	16,352,000	0
Repurchase of redeemable preferred units			0	(108,701,000)	0
Repurchase of equity previously held by another minority institutional investor			0	0	75,000,000
Payments of costs related to issuance of common and preferred units	0	8,000	0	(4,632,000)	(2,888,000)
Payments for derivative instrument			0	0	71,000
Net cash provided by financing activities	(2,131,000)	(20,978,000)	45,540,000	93,035,000	(18,271,000)
Net (decrease) increase in cash and cash equivalents	5,683,000	(1,943,000)	802,000	(7,473,000)	10,331,000
Effect of changes in exchange rates on cash and cash equivalents	(540,000)	237,000	362,000	41,000	(188,000)
Cash and cash equivalents, beginning of period	21,061,000	19,897,000	19,897,000	27,329,000	17,186,000
Cash and cash equivalents, end of period	26,204,000	18,191,000	21,061,000	19,897,000	27,329,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	32,689,000	32,054,000	80,367,000	74,138,000	44,634,000
Cash paid for taxes, net of tax refunds	(656,000)	549,000	1,960,000	161,000	(5,514,000)
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Noncash or Part Noncash Acquisition, Value of Assets Acquired					34,876,000
Liabilities Assumed					4,154,000
Priority returns and redemption premiums on preferred units			0	8,412,000	17,654,000
Insurance premiums financed through issuance of notes payable	5,914,000	6,043,000	10,504,000	8,500,000	7,897,000
Assets held for sale reclassified to unsold Vacation Interests			0	2,750,000	0
assets held for sale reclassified to management contracts			0	234,000	0
Unsold vacation interests reclassified to assets held for sale	0	18,000	431,000	0	10,064,000
Transfersfromassetstobedisposedbutnotactivelymarketed			0	1,589,000	0
other receivables reclassified to assets held for sale			54,000	0	0
property and equipment reclassified to be disposed			0	0	588,000
Managementcontractsreclassifiedtoassetsheldforsale			13,000	0	587,000
Proceeds from Issuance of Debt			$ 0	$ 0	$ 1,028,000